Prepaid Expense and Other Assets - Summary of Prepaid Expense and Other Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Fund receivable from external payment network providers	¥ 54,801	¥ 87,609
Advances to suppliers	121,835	162,136
Prepayments and deposits	169,575	65,200
Value-added tax recoverable	11,757	33,688
Claims receivable on behalf of insurers	1,415	33,870
Others	35,092	26,291
Total	394,475	408,794
Less: impairment provision	(39,372)	(39,000)
Less: allowance for doubtful accounts	(12,635)	0
Prepaid expense and other assets, net	¥ 342,468	¥ 369,794